Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Change in the Intangible Assets	The change in the intangible assets during the years ended December 31, 2022, and the year ended December 31, 2023, was as follows:
	VANE Agreement $	Getty Database $	Signal Equities Database $	Grants Mineral Belt Database $	Total $
Balance, December 31, 2021	207,504	-	67,251	217,241	491,996
Additions	-	55,948	-	-	55,948
Amortization	(19,764)	-	-	-	(19,764)
Currency translation adjustment	900	(798)	-	-	102
Balance, December 31, 2022	188,640	55,150	67,251	217,241	528,282
Amortization	(19,053)	-	-	-	(19,053)
Currency translation adjustment	5,395	(895)	893	(901)	4,492
Balance, December 31, 2023	174,982	54,255	68,144	216,340	513,721